ACCOUNTS RECEIVABLE - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Accounts receivable before allowance for doubtful accounts	$ 3,728	$ 22,052
Allowance for doubtful accounts	(169)	(188)	$ (154)
Accounts receivable	$ 3,559	$ 21,864